Loans and other liabilities - Movement in liabilities deriving from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans and other Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 121.8	$ 188.0
Changes related to financing cash flows:
Repayment of borrowings and lease liabilities	(16.2)	(21.2)
Change in short-term loans		(21.0)
Other Changes	2.1	(24.0)	[1]
Ending balance	107.7	121.8
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,888.8	4,159.5
Changes related to financing cash flows:
Repayment of borrowings and lease liabilities	(2,066.4)	(1,691.9)
Additional Leases	3,020.0	2,453.0
Modifications	85.8	(28.0)
Other Changes	(5.9)	(3.8)
Ending balance	$ 5,922.3	$ 4,888.8

[1]	Mainly includes discount amortization, adjustments in respect of estimated cashflows and accrual of PIK interest.